As filed with the Securities and Exchange Commission on

December 14, 2016

Registration No. 2-98790

811-04345

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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-1A

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /

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Pre-Effective Amendment No.	/ /

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Post-Effective Amendment No. 42	/ X /

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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----

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Amendment No. 42	/ X /
(Check appropriate box or boxes)	----

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PUTNAM TAX-FREE INCOME TRUST

(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of principal executive offices)

Registrant's Telephone Number, including Area Code

(617) 292-1000

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It is proposed that this filing will become effective

(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)

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/ X /	on November 30, 2016 pursuant to paragraph (b)

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/ /	60 days after filing pursuant to paragraph (a)(1)

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/ /	on (date) pursuant to paragraph (a)(1)

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/ /	75 days after filing pursuant to paragraph (a)(2)

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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

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If appropriate, check the following box:

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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President

PUTNAM TAX-FREE INCOME TRUST

One Post Office Square

Boston, Massachusetts 02109

(Name and address of agent for service)

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Copy to:

BRYAN CHEGWIDDEN, Esquire

ROPES & GRAY LLP

1211 Avenue of the Americas

New York, New York 10036

This Post-Effective Amendment relates solely to the Registrant's Putnam AMT- Free Municipal Fund and Putnam Tax Free High Yield Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 14th day of December, 2016.

Putnam Tax-Free Income Trust on behalf of
Putnam AMT-Free Municipal Fund
Putnam Tax-Free High Yield Fund

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Jameson A. Baxter*	Chair, Board of Trustees

Kenneth R. Leibler*	Vice Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer
and Compliance Liaison

Janet C. Smith**	Vice President, Principal Financial Officer, Principal
Accounting Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact

December 14, 2016

* Signed pursuant to power of attorney filed in Post-Effective
Amendment No. 33 to the Registrant’s Registration Statement filed on
November 28, 2012.
** Signed pursuant to power of attorney filed in Post-Effective Amendment
No. 41 to the Registrant’s Registration Statement on November 25, 2016

Exhibit Index

XBRL Instance Document Ex-101.ins

XBRL Taxonomy Extension Schema Document Ex-101.sch

XBRL Taxonomy Extension Labels Linkbase Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase Ex-101.def